Acquisitions - Allocations of Diberil Purchase Price (Detail) (Diberil Sociedad Anonima, USD $) In Thousands, unless otherwise specified	May 30, 2012
Diberil Sociedad Anonima
Business Acquisition [Line Items]
Working capital	$ 3,592
Property and equipment	33,500
Goodwill	4,025
Other intangible assets	1,000
Other assets	9,131
Other noncurrent liabilities	(16,981)
Total purchase price	$ 34,267